Summary of Redeemable Non-controlling Interest (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Issuance of redeemable non-controlling interest of a subsidiary	$ 48,394,066	¥ 336,000,000
Loss attributable to redeemable non-controlling interest of a subsidiary	(768,498)	(5,335,678)
Redeemable non-controlling interest - end of the year	$ 47,625,568	¥ 330,664,322